Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2021	2020
U.K. R&D tax credit	$2,211	$16,017
Prepaid tax	2,070	3,080
Insurance	2,346	-
Capacity fee	2,002	-
Other current assets	2,001	9,008
	$10,630	$28,105